STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

September 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.6%
Adient PLC	37,717	[a]	851,273
American Axle & Manufacturing Holdings, Inc.	52,642	[a]	325,328
Dana, Inc.	56,433		595,932
Dorman Products, Inc.	11,858	[a]	1,341,377
Fox Factory Holding Corp.	18,167	[a]	753,931
Gentherm, Inc.	13,671	[a]	636,385
LCI Industries	10,854		1,308,341
Patrick Industries, Inc.	9,716		1,383,267
Phinia, Inc.	19,046		876,687
Standard Motor Products, Inc.	8,512		282,598
Winnebago Industries, Inc.	12,674	[b]	736,486
XPEL, Inc.	9,855	[a,b]	427,411
			9,519,016
Banks - 9.3%
Ameris Bancorp	28,116		1,754,157
Atlantic Union Bankshares Corp.	39,027		1,470,147
Axos Financial, Inc.	23,497	[a]	1,477,491
Banc of California, Inc.	59,949		883,049
BancFirst Corp.	8,449		889,257
Bank of Hawaii Corp.	17,261		1,083,473
BankUnited, Inc.	32,508		1,184,592
Banner Corp.	14,535		865,705
Berkshire Hills Bancorp, Inc.	18,379		494,946
Brookline Bancorp, Inc.	38,713		390,614
Capitol Federal Financial, Inc.	53,113		310,180
Cathay General Bancorp	30,708		1,318,909
Central Pacific Financial Corp.	11,534		340,368
City Holding Co.	6,418		753,409
Comerica, Inc.	57,638		3,453,093
Community Financial System, Inc.	22,833		1,325,912
Customers Bancorp, Inc.	12,694	[a]	589,636
CVB Financial Corp.	57,073		1,017,041
Dime Community Bancshares, Inc.	14,671		422,525
Eagle Bancorp, Inc.	12,467		281,505
FB Financial Corp.	15,273		716,762
First Bancorp./Puerto Rico	70,743		1,497,629
First Bancorp./Southern Pines NC	17,990		748,204
First Commonwealth Financial Corp.	44,354		760,671
First Financial Bancorp	41,566		1,048,710
First Hawaiian, Inc.	55,613		1,287,441
Fulton Financial Corp.	79,020		1,432,633
Hanmi Financial Corp.	12,704		236,294
Heritage Financial Corp.	14,987		326,267

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Banks - 9.3% (continued)
Hilltop Holdings, Inc.	20,028		644,101
Hope Bancorp, Inc.	52,645		661,221
Independent Bank Corp.	18,494		1,093,550
Independent Bank Group, Inc.	15,691		904,743
Lakeland Financial Corp.	11,128		724,655
National Bank Holdings Corp., Cl. A	16,490		694,229
NBT Bancorp, Inc.	20,528		907,953
Northwest Bancshares, Inc.	55,188		738,415
OFG Bancorp	20,296		911,696
Pacific Premier Bancorp, Inc.	41,995		1,056,594
Park National Corp.	6,164		1,035,429
Pathward Financial, Inc.	10,878		718,057
Preferred Bank	5,452		437,523
Provident Financial Services, Inc.	56,773		1,053,707
Renasant Corp.	27,521		894,433
S&T Bancorp, Inc.	16,720		701,738
Seacoast Banking Corp. of Florida	35,763		953,084
ServisFirst Bancshares, Inc.	21,810		1,754,615
Simmons First National Corp., Cl. A	54,649		1,177,139
Southside Bancshares, Inc.	12,425		415,368
Stellar Bancorp, Inc.	20,814		538,874
The Bancorp, Inc.	21,296	[a]	1,139,336
Tompkins Financial Corp.	5,528		319,463
Triumph Financial, Inc.	9,327	[a]	741,870
TrustCo Bank Corp.	8,402		277,854
Trustmark Corp.	26,655		848,162
United Community Banks, Inc.	51,880		1,508,670
Veritex Holdings, Inc.	23,795		626,284
WaFd, Inc.	34,887		1,215,812
Westamerica Bancorporation	11,493		567,984
WSFS Financial Corp.	25,262		1,288,109
			54,911,288
Capital Goods - 11.7%
AAR Corp.	15,293	[a]	999,551
AeroVironment, Inc.	12,182	[a]	2,442,491
Air Lease Corp.	45,055		2,040,541
Alamo Group, Inc.	4,522		814,548
Albany International Corp., Cl. A	13,275		1,179,484
American Woodmark Corp.	6,806	[a]	636,021
Apogee Enterprises, Inc.	9,199		644,068
Arcosa, Inc.	20,923		1,982,664
Armstrong World Industries, Inc.	19,000		2,497,170
Astec Industries, Inc.	9,576		305,857
AZZ, Inc.	13,003		1,074,178
Barnes Group, Inc.	19,907		804,442

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 11.7% (continued)
Boise Cascade Co.	16,927		2,386,368
CSW Industrials, Inc.	7,178		2,629,947
DNOW, Inc.	46,337	[a]	599,137
DXP Enterprises, Inc.	5,775	[a]	308,154
Dycom Industries, Inc.	12,650	[a]	2,493,315
Enerpac Tool Group Corp.	23,637		990,154
EnPro, Inc.	8,964		1,453,782
ESCO Technologies, Inc.	11,207		1,445,479
Federal Signal Corp.	26,585		2,484,634
Franklin Electric Co., Inc.	16,832		1,764,330
Gates Industrial Corp. PLC	98,118	[a]	1,721,971
Gibraltar Industries, Inc.	13,291	[a]	929,440
GMS, Inc.	17,257	[a]	1,562,967
Granite Construction, Inc.	19,002		1,506,479
Griffon Corp.	17,729		1,241,030
Hayward Holdings, Inc.	61,605	[a]	945,021
Hillenbrand, Inc.	30,550		849,290
Insteel Industries, Inc.	8,529		265,167
John Bean Technologies Corp.	13,845	[b]	1,363,871
Kennametal, Inc.	33,919		879,520
Lindsay Corp.	4,749		591,915
Masterbrand, Inc.	55,349	[a]	1,026,170
Mercury Systems, Inc.	21,987	[a]	813,519
Moog, Inc., Cl. A	12,367		2,498,381
Mueller Industries, Inc.	48,856		3,620,230
MYR Group, Inc.	7,189	[a]	734,931
National Presto Industries, Inc.	2,373		178,307
Powell Industries, Inc.	4,035	[b]	895,730
Proto Labs, Inc.	10,761	[a]	316,051
Quanex Building Products Corp.	20,500		568,875
Resideo Technologies, Inc.	63,710	[a]	1,283,119
Rush Enterprises, Inc., Cl. A	26,955		1,424,033
SPX Technologies, Inc.	19,926	[a]	3,177,400
Standex International Corp.	5,013		916,276
Sunrun, Inc.	97,188	[a]	1,755,215
Tennant Co.	8,236		790,985
The Greenbrier Companies, Inc.	13,549		689,509
Titan International, Inc.	19,885	[a,b]	161,665
Trinity Industries, Inc.	35,831		1,248,352
Triumph Group, Inc.	33,279	[a]	428,966
Vicor Corp.	9,871	[a]	415,569
Wabash National Corp.	19,180		368,064
Zurn Elkay Water Solutions Corp.	61,892	[b]	2,224,399
			69,368,732

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Commercial & Professional Services - 3.4%
ABM Industries, Inc.	27,270		1,438,765
Brady Corp., Cl. A	19,100		1,463,633
CoreCivic, Inc.	47,987	[a]	607,036
CSG Systems International, Inc.	12,300		598,395
Deluxe Corp.	19,207		374,344
Enviri Corp.	34,799	[a]	359,822
Healthcare Services Group, Inc.	31,845	[a]	355,709
Heidrick & Struggles International, Inc.	8,791		341,618
HNI Corp.	20,517		1,104,635
Interface, Inc.	25,477		483,299
Kelly Services, Inc., Cl. A	13,877		297,107
Korn Ferry	22,963		1,727,736
Liquidity Services, Inc.	9,177	[a]	209,236
Matthews International Corp., Cl. A	13,794		320,021
MillerKnoll, Inc.	30,390		752,456
NV5 Global, Inc.	5,701	[a]	532,929
Openlane, Inc.	47,286	[a]	798,188
Pitney Bowes, Inc.	67,707		482,751
Robert Half, Inc.	44,434		2,995,296
The GEO Group, Inc.	58,511	[a]	751,866
UniFirst Corp.	6,539		1,298,972
Verra Mobility Corp.	71,606	[a]	1,991,363
Vestis Corp.	49,779		741,707
Viad Corp.	9,068	[a]	324,906
			20,351,790
Consumer Discretionary Distribution & Retail - 4.6%
Academy Sports & Outdoors, Inc.	31,407		1,832,913
Advance Auto Parts, Inc.	25,930	[b]	1,011,011
American Eagle Outfitters, Inc.	77,831		1,742,636
Asbury Automotive Group, Inc.	8,707	[a]	2,077,403
Bath & Body Works, Inc.	93,082		2,971,177
Boot Barn Holdings, Inc.	13,276	[a]	2,220,809
Caleres, Inc.	15,292		505,401
Etsy, Inc.	47,725	[a]	2,650,169
Foot Locker, Inc.	35,840		926,106
Group 1 Automotive, Inc.	5,696		2,181,796
Guess?, Inc.	11,795		237,433
Kohl's Corp.	48,428	[b]	1,021,831
Leslie's, Inc.	82,459	[a]	260,570
MarineMax, Inc.	8,607	[a]	303,569
Monro, Inc.	12,817	[b]	369,899
National Vision Holdings, Inc.	33,574	[a]	366,292
Sally Beauty Holdings, Inc.	44,762	[a]	607,420
Shoe Carnival, Inc.	7,765		340,495
Signet Jewelers Ltd.	19,412	[b]	2,002,154

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Discretionary Distribution & Retail - 4.6% (continued)
Sonic Automotive, Inc., Cl. A	6,173		360,997
The Buckle, Inc.	12,731		559,782
The ODP Corp.	14,044	[a]	417,809
Upbound Group, Inc.	21,167		677,132
Urban Outfitters, Inc.	24,829	[a]	951,199
Victoria's Secret & Co.	34,063	[a,b]	875,419
			27,471,422
Consumer Durables & Apparel - 5.2%
Cavco Industries, Inc.	3,572	[a]	1,529,673
Century Communities, Inc.	11,770		1,212,075
Ethan Allen Interiors, Inc.	9,828		313,415
G-III Apparel Group Ltd.	17,252	[a]	526,531
Green Brick Partners, Inc.	13,300	[a]	1,110,816
Hanesbrands, Inc.	153,067	[a,b]	1,125,042
Helen of Troy Ltd.	9,907	[a]	612,748
Installed Building Products, Inc.	10,132		2,495,208
Kontoor Brands, Inc.	21,809		1,783,540
La-Z-Boy, Inc.	18,348		787,680
Leggett & Platt, Inc.	58,443		795,994
LGI Homes, Inc.	9,010	[a]	1,067,865
M/I Homes, Inc.	11,931	[a]	2,044,496
Meritage Homes Corp.	15,791		3,238,260
Newell Brands, Inc.	180,774		1,388,344
Oxford Industries, Inc.	6,448	[b]	559,428
Sonos, Inc.	52,688	[a]	647,536
Steven Madden Ltd.	31,213		1,529,125
Sturm Ruger & Co., Inc.	7,410		308,849
Topgolf Callaway Brands Corp.	61,259	[a]	672,624
Tri Pointe Homes, Inc.	40,716	[a]	1,844,842
VF Corp.	143,839	[b]	2,869,588
Vista Outdoor, Inc.	25,438	[a]	996,661
Wolverine World Wide, Inc.	34,753	[b]	605,397
Worthington Enterprises, Inc.	13,547		561,523
			30,627,260
Consumer Services - 3.0%
Adtalem Global Education, Inc.	16,396	[a]	1,237,570
BJ's Restaurants, Inc.	10,111	[a]	329,214
Bloomin' Brands, Inc.	33,078		546,779
Brinker International, Inc.	19,358	[a]	1,481,468
Chuy's Holdings, Inc.	7,173	[a]	268,270
Cracker Barrel Old Country Store, Inc.	9,701	[b]	439,940
Dave & Buster's Entertainment, Inc.	13,816	[a]	470,435
Frontdoor, Inc.	33,279	[a]	1,597,059
Golden Entertainment, Inc.	9,157		291,101
Jack in the Box, Inc.	8,359	[b]	389,028

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Services - 3.0% (continued)
Mister Car Wash, Inc.	38,485	[a,b]	250,537
Monarch Casino & Resort, Inc.	5,584		442,644
Papa John's International, Inc.	14,198		764,846
Penn Entertainment, Inc.	65,069	[a,b]	1,227,201
Perdoceo Education Corp.	26,912		598,523
Sabre Corp.	164,398	[a,b]	603,341
Shake Shack, Inc., Cl. A	17,383	[a]	1,794,099
Six Flags Entertainment Corp.	40,491		1,632,192
Strategic Education, Inc.	10,592		980,290
Stride, Inc.	18,495	[a,b]	1,577,808
The Cheesecake Factory, Inc.	20,406	[b]	827,463
			17,749,808
Consumer Staples Distribution & Retail - .7%
Grocery Outlet Holding Corp.	42,663	[a]	748,736
PriceSmart, Inc.	10,713		983,239
SpartanNash Co.	14,617		327,567
The Andersons, Inc.	13,875		695,693
The Chefs' Warehouse, Inc.	15,128	[a]	635,527
United Natural Foods, Inc.	25,707	[a]	432,392
			3,823,154
Energy - 4.4%
Archrock, Inc.	73,315		1,483,896
Bristow Group, Inc.	10,508	[a]	364,523
Cactus, Inc., Cl. A	28,442	[b]	1,697,134
California Resources Corp.	30,225		1,585,906
Comstock Resources, Inc.	39,557	[b]	440,269
CONSOL Energy, Inc.	11,638		1,217,917
Core Laboratories, Inc.	20,096	[b]	372,379
CVR Energy, Inc.	14,932	[b]	343,884
Dorian LPG Ltd.	15,591		536,642
Green Plains, Inc.	27,959	[a]	378,565
Helix Energy Solutions Group, Inc.	62,094	[a]	689,243
Helmerich & Payne, Inc.	42,990	[b]	1,307,756
Innovex International, Inc.	15,867	[a]	232,928
Liberty Energy, Inc.	71,825		1,371,139
Magnolia Oil & Gas Corp., Cl. A	81,455	[b]	1,989,131
Nabors Industries Ltd.	3,700	[a]	238,539
Northern Oil & Gas, Inc.	43,336		1,534,528
Oceaneering International, Inc.	44,208	[a]	1,099,453
Par Pacific Holdings, Inc.	24,334	[a]	428,278
Patterson-UTI Energy, Inc.	155,358		1,188,489
Peabody Energy Corp.	54,697	[b]	1,451,658
ProPetro Holding Corp.	35,076	[a]	268,682
REX American Resources Corp.	6,443	[a]	298,246
RPC, Inc.	34,980		222,473

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 4.4% (continued)
SM Energy Co.	49,115		1,963,127
Talos Energy, Inc.	54,386	[a]	562,895
Tidewater, Inc.	21,008	[a]	1,508,164
Vital Energy, Inc.	11,556	[a]	310,856
World Kinect Corp.	25,836		798,591
			25,885,291
Equity Real Estate Investment Trusts - 6.8%
Acadia Realty Trust	45,711	[c]	1,073,294
Alexander & Baldwin, Inc.	31,613	[c]	606,970
American Assets Trust, Inc.	20,747	[c]	554,360
Apple Hospitality REIT, Inc.	97,355	[c]	1,445,722
Armada Hoffler Properties, Inc.	28,726	[c]	311,103
Brandywine Realty Trust	73,957	[c]	402,326
CareTrust REIT, Inc.	66,938	[c]	2,065,707
Centerspace	6,536	[c]	460,592
DiamondRock Hospitality Co.	87,140	[c]	760,732
Douglas Emmett, Inc.	72,765	[b,c]	1,278,481
Easterly Government Properties, Inc.	42,093	[b,c]	571,623
Elme Communities	38,277	[c]	673,292
Essential Properties Realty Trust, Inc.	76,287	[b,c]	2,605,201
Four Corners Property Trust, Inc.	40,245	[c]	1,179,581
Getty Realty Corp.	21,380	[c]	680,098
Global Net Lease, Inc.	86,276	[b,c]	726,444
Highwoods Properties, Inc.	46,082	[b,c]	1,544,208
Hudson Pacific Properties, Inc.	61,089	[c]	292,005
Innovative Industrial Properties, Inc.	12,122	[b,c]	1,631,621
JBG SMITH Properties	37,357	[c]	653,000
LTC Properties, Inc.	18,836	[c]	691,093
LXP Industrial Trust	127,805	[c]	1,284,440
Medical Properties Trust, Inc.	255,959	[b,c]	1,497,360
NexPoint Residential Trust, Inc.	9,635	[c]	424,036
Outfront Media, Inc.	59,943	[c]	1,101,752
Pebblebrook Hotel Trust	52,509	[c]	694,694
Phillips Edison & Co., Inc.	53,121	[c]	2,003,193
Retail Opportunity Investments Corp.	55,410	[c]	871,599
Safehold, Inc.	19,820	[b,c]	519,879
Saul Centers, Inc.	5,369	[c]	225,283
Service Properties Trust	75,437	[b,c]	343,993
SITE Centers Corp.	20,370	[c]	1,232,385
SL Green Realty Corp.	27,767	[c]	1,932,861
Summit Hotel Properties, Inc.	49,047	[c]	336,462
Sunstone Hotel Investors, Inc.	88,430	[c]	912,598
Tanger, Inc.	47,523	[c]	1,576,813
The Macerich Company	92,360	[c]	1,684,646
Uniti Group, Inc.	106,117	[b,c]	598,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Equity Real Estate Investment Trusts - 6.8% (continued)
Universal Health Realty Income Trust	5,638	[c]	257,939
Urban Edge Properties	52,660	[c]	1,126,397
Veris Residential, Inc.	35,118	[c]	627,208
Whitestone REIT	19,302	[c]	261,156
Xenia Hotels & Resorts, Inc.	44,436	[c]	656,320
			40,376,967
Financial Services - 7.2%
Apollo Commercial Real Estate Finance, Inc.	55,414	[b,c]	509,255
Arbor Realty Trust, Inc.	81,931	[b,c]	1,274,846
ARMOUR Residential REIT, Inc.	21,250	[b,c]	433,500
Artisan Partners Asset Management, Inc., Cl. A	30,337		1,314,199
BGC Group, Inc., Cl. A	164,491		1,510,027
Blackstone Mortgage Trust, Inc., Cl. A	75,389	[b,c]	1,433,145
Bread Financial Holdings, Inc.	21,611		1,028,251
Brightsphere Investment Group, Inc.	12,067		306,502
Cohen & Steers, Inc.	11,641	[b]	1,116,954
Donnelley Financial Solutions, Inc.	11,554	[a]	760,600
Ellington Financial, Inc.	37,444	[b,c]	482,653
Encore Capital Group, Inc.	10,293	[a]	486,550
Enova International, Inc.	11,482	[a]	962,077
EVERTEC, Inc.	27,837		943,396
EZCORP, Inc., Cl. A	22,301	[a]	249,994
Franklin BSP Realty Trust, Inc.	35,615	[c]	465,132
Green Dot Corp., Cl. A	23,261	[a]	272,386
HA Sustainable Infrastructure Capital, Inc.	50,638	[b]	1,745,492
Jackson Financial, Inc., Cl. A	32,673		2,980,758
KKR Real Estate Finance Trust, Inc.	25,612	[c]	316,308
Moelis & Co., Cl. A	30,584		2,095,310
Mr. Cooper Group, Inc.	28,004	[a]	2,581,409
Navient Corp.	34,139		532,227
NCR Atleos Corp.	30,864	[a]	880,550
New York Mortgage Trust, Inc.	36,825	[c]	233,102
NMI Holdings, Inc.	34,011	[a]	1,400,913
Payoneer Global, Inc.	110,129	[a]	829,271
PennyMac Mortgage Investment Trust	37,735	[b,c]	538,101
Piper Sandler Cos.	6,880		1,952,613
PJT Partners, Inc., Cl. A	10,306	[b]	1,374,202
PRA Group, Inc.	17,160	[a]	383,698
PROG Holdings, Inc.	18,424		893,380
Radian Group, Inc.	65,299		2,265,222
Ready Capital Corp.	72,154	[b,c]	550,535
Redwood Trust, Inc.	57,672	[b,c]	445,805
StepStone Group, Inc., Cl. A	27,227		1,547,310
StoneX Group, Inc.	12,002	[a]	982,724
Two Harbors Investment Corp.	44,814	[b,c]	622,018

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Financial Services - 7.2% (continued)
Virtu Financial, Inc., Cl. A	35,590		1,084,071
Virtus Investment Partners, Inc.	2,893		605,939
Walker & Dunlop, Inc.	13,945		1,584,013
WisdomTree, Inc.	51,455		514,035
World Acceptance Corp.	1,306	[a]	154,082
			42,642,555
Food, Beverage & Tobacco - 1.6%
B&G Foods, Inc.	34,117		302,959
Cal-Maine Foods, Inc.	17,694		1,324,219
Fresh Del Monte Produce, Inc.	14,604		431,402
J&J Snack Foods Corp.	6,763		1,164,048
John B. Sanfilippo & Son, Inc.	3,934		371,016
MGP Ingredients, Inc.	6,168		513,486
National Beverage Corp.	9,908		465,082
The Hain Celestial Group, Inc.	37,782	[a]	326,059
The Simply Good Foods Company	39,636	[a]	1,378,144
Tootsie Roll Industries, Inc.	7,218		223,541
TreeHouse Foods, Inc.	20,318	[a]	852,950
Universal Corp.	10,760		571,464
Vector Group Ltd.	58,790		877,147
WK Kellogg Co.	28,328	[b]	484,692
			9,286,209
Health Care Equipment & Services - 6.7%
AdaptHealth Corp.	45,867	[a]	515,086
Addus HomeCare Corp.	7,793	[a]	1,036,703
AMN Healthcare Services, Inc.	16,522	[a,b]	700,368
Artivion, Inc.	16,468	[a]	438,378
Astrana Health, Inc.	18,094	[a]	1,048,366
Avanos Medical, Inc.	20,051	[a]	481,826
Certara, Inc.	47,626	[a]	557,700
CONMED Corp.	13,405		964,088
CorVel Corp.	3,950	[a]	1,291,216
Cross Country Healthcare, Inc.	15,007	[a]	201,694
Embecta Corp.	25,929		365,599
Fulgent Genetics, Inc.	9,142	[a]	198,656
Glaukos Corp.	23,882	[a]	3,111,347
HealthStream, Inc.	10,407		300,138
ICU Medical, Inc.	10,610	[a]	1,933,354
Inari Medical, Inc.	21,809	[a]	899,403
Inspire Medical Systems, Inc.	12,956	[a]	2,734,364
Integer Holdings Corp.	14,348	[a]	1,865,240
Integra LifeSciences Holdings Corp.	29,029	[a]	527,457
LeMaitre Vascular, Inc.	8,764		814,088
Merit Medical Systems, Inc.	25,003	[a]	2,471,047
National HealthCare Corp.	5,386		677,397

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Health Care Equipment & Services - 6.7% (continued)
NeoGenomics, Inc.	55,791	[a]	822,917
Omnicell, Inc.	20,002	[a]	872,087
Owens & Minor, Inc.	32,155	[a]	504,512
Patterson Cos., Inc.	34,104		744,831
Pediatrix Medical Group, Inc.	35,642	[a]	413,091
Premier, Inc., Cl. A	45,558	[b]	911,160
Privia Health Group, Inc.	43,127	[a]	785,343
Progyny, Inc.	34,088	[a]	571,315
QuidelOrtho Corp.	25,124	[a]	1,145,654
RadNet, Inc.	27,914	[a]	1,936,952
Schrodinger, Inc.	24,143	[a,b]	447,853
Select Medical Holdings Corp.	45,790		1,596,697
Simulations Plus, Inc.	6,713	[b]	214,950
STAAR Surgical Co.	21,393	[a]	794,750
Tandem Diabetes Care, Inc.	28,442	[a]	1,206,225
TransMedics Group, Inc.	14,531	[a]	2,281,367
U.S. Physical Therapy, Inc.	6,581		556,950
UFP Technologies, Inc.	3,097	[a,b]	980,820
			39,920,989
Household & Personal Products - .9%
Central Garden & Pet Co.	3,838	[a,b]	139,972
Central Garden & Pet Co., Cl. A	22,118	[a]	694,505
Edgewell Personal Care Co.	21,467		780,111
Energizer Holdings, Inc.	28,361		900,745
Inter Parfums, Inc.	7,805		1,010,591
USANA Health Sciences, Inc.	5,120	[a]	194,150
WD-40 Co.	5,893		1,519,687
			5,239,761
Insurance - 2.3%
Ambac Financial Group, Inc.	19,932	[a]	223,438
AMERISAFE, Inc.	8,263		399,351
Assured Guaranty Ltd.	21,166		1,683,120
Employers Holdings, Inc.	10,766		516,445
Genworth Financial, Inc.	187,912	[a]	1,287,197
Goosehead Insurance, Inc., Cl. A	10,532	[a]	940,508
HCI Group, Inc.	3,666	[b]	392,482
Horace Mann Educators Corp.	17,777		621,306
Lincoln National Corp.	73,985		2,331,267
Mercury General Corp.	11,569		728,616
Palomar Holdings, Inc.	11,250	[a]	1,065,038
ProAssurance Corp.	21,913	[a]	329,572
Safety Insurance Group, Inc.	6,234		509,817
SiriusPoint Ltd.	42,084	[a]	603,485
Stewart Information Services Corp.	12,074		902,411
Trupanion, Inc.	14,503	[a]	608,836

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Insurance - 2.3% (continued)
United Fire Group, Inc.	8,860		185,440
			13,328,329
Materials - 5.5%
AdvanSix, Inc.	12,038		365,714
Alpha Metallurgical Resources, Inc.	4,756	[a]	1,123,272
Arch Resources, Inc.	7,868	[b]	1,087,043
ATI, Inc.	54,115	[a]	3,620,835
Balchem Corp.	13,948	[a]	2,454,848
Carpenter Technology Corp.	21,717		3,465,599
Century Aluminum Co.	22,638	[a]	367,415
Clearwater Paper Corp.	7,020	[a]	200,351
H.B. Fuller Co.	23,691		1,880,592
Hawkins, Inc.	8,280		1,055,452
Haynes International, Inc.	5,389		320,861
Ingevity Corp.	15,761	[a]	614,679
Innospec, Inc.	10,613		1,200,224
Kaiser Aluminum Corp.	7,074		513,006
Koppers Holdings, Inc.	8,964		327,455
Materion Corp.	9,007		1,007,523
Mativ Holdings, Inc.	22,935		389,666
Metallus, Inc.	16,405	[a]	243,286
Minerals Technologies, Inc.	14,011		1,082,070
MP Materials Corp.	52,967	[a]	934,868
Myers Industries, Inc.	15,462		213,685
O-I Glass, Inc.	67,807	[a]	889,628
Quaker Chemical Corp.	5,841		984,150
Sealed Air Corp.	62,511		2,269,149
Sensient Technologies Corp.	18,437		1,479,016
Stepan Co.	9,214		711,782
SunCoke Energy, Inc.	36,634		317,983
Sylvamo Corp.	14,997		1,287,492
Warrior Met Coal, Inc.	22,755		1,454,045
Worthington Steel, Inc.	15,034		511,306
			32,372,995
Media & Entertainment - 2.4%
Cable One, Inc.	1,975	[b]	690,835
CarGurus, Inc.	38,024	[a]	1,141,861
Cars.com, Inc.	26,653	[a]	446,704
Cinemark Holdings, Inc.	46,441	[a]	1,292,917
EchoStar Corp., Cl. A	52,473	[a,b]	1,302,380
IAC, Inc.	30,795	[a]	1,657,387
John Wiley & Sons, Inc., Cl. A	17,970		867,053
Madison Square Garden Sports Corp.	7,138	[a]	1,486,560
QuinStreet, Inc.	23,211	[a]	444,026
Scholastic Corp.	10,946		350,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Media & Entertainment - 2.4% (continued)
Shutterstock, Inc.	10,310	[b]	364,665
TechTarget, Inc.	11,165	[a]	272,984
TEGNA, Inc.	71,489		1,128,096
Thryv Holdings, Inc.	13,954	[a]	240,427
TripAdvisor, Inc.	47,398	[a]	686,797
Yelp, Inc.	28,391	[a]	995,956
Ziff Davis, Inc.	19,417	[a]	944,831
			14,313,860
Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
ADMA Biologics, Inc.	101,212	[a]	2,023,228
Alkermes PLC	71,529	[a]	2,002,097
Amphastar Pharmaceuticals, Inc.	16,510	[a,b]	801,230
ANI Pharmaceuticals, Inc.	7,189	[a]	428,896
Arcus Biosciences, Inc.	23,066	[a]	352,679
BioLife Solutions, Inc.	15,632	[a]	391,425
Catalyst Pharmaceuticals, Inc.	48,510	[a]	964,379
Collegium Pharmaceutical, Inc.	14,027	[a]	542,003
Corcept Therapeutics, Inc.	39,762	[a,b]	1,840,185
Cytek Biosciences, Inc.	43,275	[a]	239,744
Dynavax Technologies Corp.	53,136	[a,b]	591,935
Fortrea Holdings, Inc.	38,965	[a,b]	779,300
Harmony Biosciences Holdings, Inc.	13,121	[a]	524,840
Innoviva, Inc.	23,971	[a]	462,880
Ironwood Pharmaceuticals, Inc.	62,680	[a]	258,242
Krystal Biotech, Inc.	10,993	[a,b]	2,001,056
Ligand Pharmaceuticals, Inc.	7,931	[a]	793,814
Mesa Laboratories, Inc.	2,309		299,847
Myriad Genetics, Inc.	39,500	[a]	1,081,905
Organon & Co.	110,388		2,111,722
Pacira Biosciences, Inc.	19,343	[a]	291,112
Phibro Animal Health Corp., Cl. A	9,320		209,886
Prestige Consumer Healthcare, Inc.	21,532	[a]	1,552,457
Protagonist Therapeutics, Inc.	24,968	[a]	1,123,560
REGENXBIO, Inc.	20,546	[a]	215,528
Supernus Pharmaceuticals, Inc.	23,958	[a]	747,010
TG Therapeutics, Inc.	57,929	[a,b]	1,354,959
Vericel Corp.	21,342	[a]	901,700
Vir Biotechnology, Inc.	38,873	[a]	291,159
Xencor, Inc.	26,894	[a]	540,838
			25,719,616
Real Estate Management & Development - .7%
Cushman & Wakefield PLC	99,431	[a]	1,355,245
eXp World Holdings, Inc.	36,732	[b]	517,554
Kennedy-Wilson Holdings, Inc.	51,380		567,749
Marcus & Millichap, Inc.	10,491		415,758

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Real Estate Management & Development - .7% (continued)
The St. Joe Company	16,447		959,025
			3,815,331
Semiconductors & Semiconductor Equipment - 2.8%
Alpha & Omega Semiconductor Ltd.	10,036	[a]	372,536
Axcelis Technologies, Inc.	14,192	[a]	1,488,031
CEVA, Inc.	9,611	[a]	232,106
Cohu, Inc.	19,469	[a]	500,353
Diodes, Inc.	20,177	[a]	1,293,144
FormFactor, Inc.	33,048	[a]	1,520,208
Ichor Holdings Ltd.	14,695	[a]	467,448
Impinj, Inc.	9,891	[a]	2,141,599
Kulicke & Soffa Industries, Inc.	23,157		1,045,075
MaxLinear, Inc.	33,254	[a]	481,518
PDF Solutions, Inc.	13,271	[a]	420,425
Photronics, Inc.	27,557	[a]	682,311
Semtech Corp.	32,611	[a]	1,489,018
SiTime Corp.	8,145	[a,b]	1,396,949
SMART Global Holdings, Inc.	22,631	[a,b]	474,119
SolarEdge Technologies, Inc.	24,724	[a,b]	566,427
Ultra Clean Holdings, Inc.	18,939	[a]	756,234
Veeco Instruments, Inc.	24,752	[a]	820,034
Wolfspeed, Inc.	54,637	[a]	529,979
			16,677,514
Software & Services - 4.6%
A10 Networks, Inc.	31,322		452,290
ACI Worldwide, Inc.	44,937	[a]	2,287,293
Adeia, Inc.	46,878		558,317
Agilysys, Inc.	9,670	[a]	1,053,740
Alarm.com Holdings, Inc.	21,406	[a]	1,170,266
BlackLine, Inc.	22,424	[a]	1,236,459
Box, Inc., Cl. A	63,197	[a]	2,068,438
Clear Secure, Inc., Cl. A	40,051		1,327,290
DigitalOcean Holdings, Inc.	27,487	[a,b]	1,110,200
DoubleVerify Holdings, Inc.	61,375	[a]	1,033,555
DXC Technology Co.	78,604	[a,b]	1,631,033
Envestnet, Inc.	21,838	[a]	1,367,496
InterDigital, Inc.	10,967	[b]	1,553,256
Liveramp Holdings, Inc.	28,452	[a]	705,041
MARA Holdings, Inc.	128,019	[a,b]	2,076,468
N-Able, Inc.	30,613	[a]	399,806
NCR Voyix Corp.	63,168	[a]	857,190
Perficient, Inc.	15,281	[a]	1,153,410
Progress Software Corp.	18,549		1,249,646
SolarWinds Corp.	23,457	[a]	306,114
Sprinklr, Inc., Cl. A	50,180	[a]	387,891

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 4.6% (continued)
SPS Commerce, Inc.	16,128	[a]	3,131,574
			27,116,773
Technology Hardware & Equipment - 4.3%
Advanced Energy Industries, Inc.	16,395		1,725,410
Arlo Technologies, Inc.	42,440	[a]	513,948
Badger Meter, Inc.	12,786		2,792,590
Benchmark Electronics, Inc.	15,718		696,622
Calix, Inc.	25,485	[a]	988,563
Corsair Gaming, Inc.	20,533	[a]	142,910
CTS Corp.	13,273		642,148
Digi International, Inc.	15,858	[a]	436,571
ePlus, Inc.	11,577	[a]	1,138,482
Extreme Networks, Inc.	56,712	[a]	852,381
Harmonic, Inc.	50,580	[a]	736,951
Insight Enterprises, Inc.	12,186	[a,b]	2,624,743
Itron, Inc.	19,551	[a]	2,088,242
Knowles Corp.	37,235	[a]	671,347
NETSCOUT Systems, Inc.	31,105	[a]	676,534
OSI Systems, Inc.	6,899	[a,b]	1,047,475
PC Connection, Inc.	5,346		403,249
Plexus Corp.	11,841	[a]	1,618,783
Rogers Corp.	7,380	[a]	834,014
Sanmina Corp.	23,762	[a]	1,626,509
ScanSource, Inc.	9,956	[a]	478,187
TTM Technologies, Inc.	44,385	[a]	810,026
Viasat, Inc.	36,620	[a,b]	437,243
Viavi Solutions, Inc.	96,566	[a]	871,025
Xerox Holdings Corp.	48,906	[b]	507,644
			25,361,597
Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc.	18,329	[b]	1,391,538
Consolidated Communications Holdings, Inc.	34,064	[a]	158,057
Gogo, Inc.	27,410	[a]	196,804
Lumen Technologies, Inc.	441,989	[a]	3,138,122
Shenandoah Telecommunications Co.	20,005	[a]	282,271
Telephone & Data Systems, Inc.	42,392		985,614
			6,152,406
Transportation - 2.4%
Alaska Air Group, Inc.	54,313	[a]	2,455,491
Allegiant Travel Co.	6,092	[b]	335,426
ArcBest Corp.	10,289		1,115,842
Forward Air Corp.	8,343	[b]	295,342
Heartland Express, Inc.	18,198		223,471
Hertz Global Holdings, Inc.	53,608	[a,b]	176,906
Hub Group, Inc., Cl. A	26,177		1,189,745

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Transportation - 2.4% (continued)
JetBlue Airways Corp.		129,986	[a,b]	852,708
Marten Transport Ltd.		25,245		446,837
Matson, Inc.		14,399		2,053,585
RXO, Inc.		59,627	[a]	1,669,556
Schneider National, Inc., Cl. B		20,300		579,362
SkyWest, Inc.		17,129	[a]	1,456,308
Sun Country Airlines Holdings, Inc.		16,895	[a]	189,393
Werner Enterprises, Inc.		26,899		1,038,032
				14,078,004
Utilities - 2.0%
American States Water Co.		16,249		1,353,379
Avista Corp.		34,035		1,318,856
California Water Service Group		25,534		1,384,454
Chesapeake Utilities Corp.		9,771		1,213,265
Clearway Energy, Inc., Cl. A		15,064		428,872
Clearway Energy, Inc., Cl. C		35,944		1,102,762
MGE Energy, Inc.		15,421		1,410,250
Middlesex Water Co.		7,800	[b]	508,872
Northwest Natural Holding Co.		16,789		685,327
Otter Tail Corp.		18,183		1,421,183
SJW Group		12,930		751,362
Unitil Corp.		6,988		423,333
				12,001,915
Total Common Stocks (cost $404,913,618)				588,112,582

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Core S&P Small-Cap ETF (cost $1,091,440)		10,203		1,193,343
		Number of Rights
Rights - .0%
Pharmaceuticals, Biotechnology & Life Sciences - .0%
Omniab Operations, Inc.-Earnout 12.5 expiring (cost $6,472)		3,619	[d]	0
Omniab Operations, Inc.-Earnout 15.0 expiring (cost $6,472)		3,619	[d]	0
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,460,099)	4.95	2,460,099	[e]	2,460,099

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,680,003)	4.95	9,680,003	[e]	9,680,003
Total Investments (cost $418,158,104)		101.6%		601,446,027
Liabilities, Less Cash and Receivables		(1.6%)		(9,421,093)
Net Assets		100.0%		592,024,934

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $69,609,827 and the value of the collateral was $71,630,325, consisting of cash collateral of $9,680,003 and U.S. Government & Agency securities valued at $61,950,322. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust domiciled in the United States.

d The fund held Level 3 securities at September 30, 2024. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	26	12/20/2024	2,876,485	2,923,960	47,475
Gross Unrealized Appreciation				47,475

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

September 30, 2024 (Unaudited)

The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	588,112,582	-	-	588,112,582
Exchange-Traded Funds	1,193,343	-	-	1,193,343
Investment Companies	12,140,102	-	-	12,140,102
Other Financial Instruments:
Futures††	47,475	-	-	47,475

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2024, accumulated net unrealized appreciation on investments was $183,335,398, consisting of $223,263,627 gross unrealized appreciation and $39,928,229 gross unrealized depreciation.

At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.